CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 14 - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (UNAUDITED)

The Company performed a test of its restricted net assets of the consolidated subsidiaries in accordance with the Securities and Exchange Commission’s Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information of the parent company.

The subsidiaries did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the separate condensed statement of financial position of the Company as “Investment in subsidiaries”.

ILA became the parent company of the Company as a result of the execution of the Share Exchange Agreement in April 2020. ILA is a holding company with no bank account, did not have any significant capital and other commitments, and did not have any long-term obligations, or guarantees as of December 31, 2022. ILA did not have any business activities during the year ended December 31, 2022.

The following is the parent company balance sheets:

	As of December 31,
	2022	2021
	USD	USD
	(Unaudited)	(Unaudited)
ASSETS
NON-CURRENT ASSETS
Investment in subsidiaries	$1,403,442	$3,480,286
Other receivables from subsidiary	18,048,369	—
TOTAL ASSETS	$19,451,811	$3,480,286

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$—	$—

SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding as of December 31, 2022 and 2021	—	—
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 and 13,000,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively	1,806	1,300
Additional paid-in capital	18,919,658	871,795
Retained earnings	575,985	2,231,888
Accumulated other comprehensive (loss) gain	(45,638)	375,303
TOTAL SHAREHOLDERS’ EQUITY	19,451,811	3,480,286

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$19,451,811	$3,480,286

The following is the parent company statements of operations and comprehensive loss:

	For the Years Ended
	December 31,
	2022	2021	2020
	USD	USD	USD
	(Unaudited)	(Unaudited)	(Unaudited)
EQUITY LOSS	$(1,538,363)	$(1,386,515)	$(1,015,348)

NET LOSS	$(1,538,363)	$(1,386,515)	$(1,015,348)

OTHER COMPREHENSIVE LOSS
Net loss	$(1,538,363)	$(1,386,515)	$(1,015,348)
Other comprehensive gain	(420,941)	52,289	573,697

TOTAL OTHER COMPREHENSIVE LOSS	$(1,959,304)	$(1,334,226)	$(441,651)